Shareholder Fees - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)